Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Parties [Abstract]
Summary of Remuneration of Key Management Personnel
The key personnel of the Board of Directors received the following compensations for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
Fees	770,222	736,198	745,104
Total	770,222	736,198	745,104

Summary of Transactions And Balances With Key Management Personnel

	Balances as of
	December 31, 2025	December 31, 2024
Loans
Overdrafts	2	1
Credit cards	115,178	73,712
Mortgage loans	166,719	1,418

Deposits	1,208,093	170,042

	Results
	December 31, 2025	December 31, 2024	December 31, 2023

Interest income	70,432	192,342	238,790
Interest expense	(8,970)	(23,706)	(73,303)
Fee and commission income	1,089	8,953	12,619
Fee and commission expense	(3,742)	(2,115)	(2,406)
Other operating income	4,726	3,178	4,137
Other operating expenses	(32)	—	—

Summary of Transactions And Balances With Parent Company Except Key Management Personnel

	Balances as of
Parent	December 31, 2025	December 31, 2024
Assets
Cash and deposits in banks	15,237,562	7,300,484
Derivatives (Assets)	295,845	—
Deposits as collateral	467,013	—
Other financial assets	54,046	116
Liabilities
Other liabilities	37,130,445	61,602,244
Derivatives (Liabilities)	—	3,487

Off-balance sheet transaction

Securities in custody (1)	3,727,892,493	4,046,280,750
Guarantees received	110,402,676	158,879,499
Guarantees granted (2)	10,630,155	114,418,383
Derivatives	8,866,010	681,930
(1)These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
(2)These balances represent commercial guarantees granted.

	Results
	December 31, 2025	December 31, 2024	December 31, 2023

Interest income	10,833	—	2,527
Fee and commission income	48,244	293,428	28,349
Fee and commission expense	—	—	(944,599)
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net	(1)	(3,470)	(546,256)
Other operating income	50,128	76,030	91,181
Other administrative expenses	(56,634,807)	(37,265,512)	(146,287,154)

Summary of Transactions And Balances With Subsidiaries Company Except Key Management Personnel

	Balances as of
Subsidiaries (1)	December 31, 2025	December 31, 2024
Assets
Loans and advances	292,111,647	133,512,577
Derivatives (Assets)	76,325	—
Other debt securities	654,930	—
Liabilities
Deposits	75,657,673	47,029,465
Other liabilities	6,642,821	2,209,923
Debt securities issued	150,228	—
Off-balance sheet transaction

Interest rate swaps	4,111,111	—
Securities in custody	2,138,644	1,363,221

	Results
	December 31, 2025	December 31, 2024	December 31, 2023

Interest income	82,405,149	59,609,456	79,119,558
Fee and commission income	(988,240)	(4,139,600)	(10,311,764)
Interest expense	80,907	124,501	120,715
Fee and commission expense	(13,501,898)	(8,613,543)	(10,130,619)
Exchange differences, net	2,166	3,119	77
Other operating income (2)	5,447,576	4,010,423	4,632,774
Other administrative expenses	(1,589,081)	(730,310)	(2,712,062)
Other operating expenses	(78)	(546)	—
(1)The transactions between BBVA and its subsidiaries included in the preceding table were eliminated for the purposes of consolidation in the Consolidated Financial Statements as of December 31, 2025 and 2024, respectively.
(2)Operating leases.
Transactions have been agreed upon on an arm’s length basis. All loans to related parties were classified as performing.
Summary of Transactions And Balances With Associated Company Except Key Management Personnel

	Balances as of
Associates / Joint Ventures	December 31, 2025	December 31, 2024
Assets
Cash and deposits in banks	7,053	—
Loans and advances	62,787,740	20,247,669
Derivatives (Assets)	642,156	780,465
Other financial assets	5,833,987	3,892,838
Liabilities
Deposits	9,946,878	5,145,737

Off-balance sheet transaction

Interest rate swaps	14,000,000	—
Securities in custody	37,726,945	28,582,767
Guarantees received	237,259	220,810
Sureties granted	237,259	220,810

	Results
	December 31, 2025	December 31, 2024	December 31, 2023

Interest income	23,601,831	11,316,766	10,138,729
Fee and commission income	(1,147,839)	(250,967)	(3,926,521)
Interest expense	28,403,281	19,634,954	13,438,450
Fee and commission expense	(29,327)	(24,872)	(65,469)
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net	87,581	1,359,203	433,209
Exchange differences, net	86,892	27,905	3,707
Other operating income (2)	3,248,450	2,529,056	2,950,710
Other administrative expenses	—	(208,676)	(185,702)
Other operating expenses	(1,172)	—	—

(1)Operating leases.
(2)These balances represent commercial guarantees granted.
Transactions have been agreed upon on an arm’s length basis. All loans to related parties were classified as performing.